Segment Information - Net Sales by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Net sales	$ 5,140,084	$ 3,977,539	$ 3,398,719
Europe, Africa and Middle East [Member]
Segment Reporting Information [Line Items]
Net sales	2,081,758	1,396,316	1,065,596
Greater Asia [Member]
Segment Reporting Information [Line Items]
Net sales	1,162,992	991,015	903,546
North America [Member]
Segment Reporting Information [Line Items]
Net sales	1,170,497	1,010,126	901,821
Latin America [Member]
Segment Reporting Information [Line Items]
Net sales	724,837	580,082	527,756
Geographic Distribution, Domestic [Member]
Segment Reporting Information [Line Items]
Net sales	1,052,654	952,550	864,050
Geographic Distribution, Foreign [Member]
Segment Reporting Information [Line Items]
Net sales	$ 4,087,430	$ 3,024,989	$ 2,534,669